Basis of preparation and presentation of financial statements	12 Months Ended
Dec. 31, 2020
Basis of preparation and presentation of financial statements
Basis of preparation and presentation of financial statements

2.   Basis of preparation and presentation of financial statements

2.1. Statement of conformity

The consolidated financial statements were prepared and are being presented according to International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB) that evidence all relevant information of their own significant information in financial statements, and only them, are being evidenced and correspond to that used by Management.

2.2. Basis of preparation and presentation

The financial statements were prepared using historical cost as the value base, except for the valuation of certain assets and liabilities such as those from business combinations and financial instruments, which are measured at fair value. The consolidated financial statements present comparative information in relation to the prior period.

The Company’s consolidated financial statements were prepared with the Real as the functional and presentation currency, and are expressed in thousands of Reais, unless otherwise stated.

The consolidated financial statements were prepared in accordance with measurement bases used in accounting estimates. The accounting estimates were based on objective and subjective factors, with a basis on Management's judgment for determination of the adequate amount to be recorded in the financial statements. Significant items subject to these estimates and assumptions include the selection of fixed and intangible assets and its recoverability in operations, deferred taxes, evaluation of financial assets at fair value, credit risk analysis to determine the provision for estimated credit losses in doubtful accounts, and the analysis of the remaining risks to determine other provisions, including for contingencies.

The settlement and uncertainties of transactions involving judgment and assumptions of these estimates may result in significantly different amounts described in the financial statements due to the probabilistic treatment inherent to the estimative process. Estimates and assumptions are reviewed by the Company at least annually.

Some captions for the financial statements for the year ended December 31, 2019 were reclassified to allow comparisons with the financial statements for the year ended December 31, 2020.

The issue of consolidated financial statements was approved by the Board of Directors on April 30, 2021.

2.3. Covid-19

On March 11, 2020, the World Health Organization (WHO) declared as a global pandemic. Also in March, Linx developed and implemented a plan covering several preventive measures required to minimize the effects of the pandemic. The main items of said plan are listed below:

•

Creation of a Crisis Committee (currently called the Opportunities Committee) to continuously evaluate the evolution of COVID-19, its possible impacts and necessary measures, in addition to monitoring all determinations made by the competent authorities in the regions where it operates;

•	Suspension or postponement of national and international business trips; and
•	Definition of home office for all Employees as of March 16, aiming to reduce the personnel in its offices as a strategy to mitigate the risks of virus transmission.

After, the Company took several measures to preserve cash, which involved anticipating and reducing the costs of cloud operations, decelerating the pace of acquisitions, freezing the opening of vacancies or promotions, canceling business trips, reducing purchase orders , cost reduction with third parties and negotiation of office rentals. Negotiations were also carried out with the Banco Nacional de Desenvolvimento Econômico e Social (BNDES), with unions that represent our employees and the terms were renegotiated with suppliers. Complementary actions involved renegotiating and postponing conditions with customers (Linx had sought to negotiate invoice maturities on a case-by-case basis, according to the relationship with the customer), assessing future prospects for each business area and reducing dividend distribution related to the 2019 year.

During the second quarter of 2020, Brazil experienced its a intense period of social distancing, including measures to close commercial establishments not linked to essential services, impacting a large part of Linx's customer base.

In the third and fourth quarterly, the measures to close commercial establishments were gradually being reversed. Due to the fact that the pandemic has not yet been completely overcome and there are reflections of the period of social distance, the Company is unable to predict in the countries in which it operates the direct and indirect impacts of the coronavirus on its business, operating results and financial condition. The possible effects in the Company business will depend of the factors evolution as follow:

•	Pandemic duration;
•	Government, business and individual actions that were and continue to be taken in response to the pandemic;
•	The impact of the pandemic on economic activity;
•	The time it will take for economic activity to return to previous levels;
•	The effect above the Company clients and the demand for their products and services;
•	Capacity of the Company clients to pay for the services.

Thus, the Crisis Committee (currently called the Opportunities Committee) created in March continues to operate to monitor the impacts of COVID-19.

Additionally, due to the uncertainty scenario provided by the pandemic, the Company reassessed the main accounting estimates (see details in the respective explanatory notes):

•

Evaluation of provision for expected loss: The Company followed the effects of the current economic scenario in the methodology for measuring estimated losses, by updating the expected loss percentages for each range of the portfolio, capturing the estimates of reflexes in default and credit recovery for the next few months;

•

Impairment assessment of intangible assets with indefinite useful lives: As mentioned in note 12.1, the Company assessed the recoverability of its assets for its cash-generating units and did not identify the need for a provision for loss in the financial statements for the year ended in December 31, 2020;

•

Recoverability of deferred taxes: The recoverability of the balance of deferred tax assets is reviewed at least annually. In the Company's assessment, the scenario impacted by Covid19 did not affect the projections of future taxable profits, allowing the recoverability of credits in the coming years (see note 19.3).

Additionally, the Company assessed the circumstances that could indicate the impairment of its non-financial assets, see note 12.

2.4. Losses in the sub-acquiring operation

The Company found that its subsidiary, Linx Pay Meios de Pagamento Ltda. (“Linx Pay”), presented unusual operational losses, as a consequence of the cancellation of atypical transactions by third parties in the use of machines sold by a Linx Pay commercial partner.

These atypical operating losses did not come from Linx Core and Linx Digital customers. The Company recognized losses of approximately R$ 39,975 million that were fully accounted for in the fourth quarter of 2020.

Based on the results of the investigations, management will assess the feasibility of obtaining the reimbursement of the losses object of the investigation, as well as any other effects, if any.

Under the terms of the Association Agreement signed with Stone, there is no impact on the business combination due to the identified operational losses.